Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

Our significant financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020 are as follows:

		December 31, 2021
($ in millions)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current and other non-current assets	—	3	—	3
Equity investments	Other non-current assets	6	—	—	6
Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	2	—	2

		December 31, 2020
($ in millions)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current and other non-current assets	—	11	—	11
Equity investments	Other non-current assets	6	—	—	6
Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	10	—	10

Valuation Techniques

Derivative assets and liabilities classified as Level 2 were derived from quoted market prices for similar instruments or by discounting the future cash flows with adjustments for credit risk as appropriate. All significant inputs were derived from or corroborated by observable market data including current forward exchange rates and LIBOR rates, among others.

At December 31, 2021 and 2020, the carrying amounts for cash and cash equivalents, restricted cash, trade and other receivables, other current assets, accounts payable, and other current liabilities approximated their estimated fair values because of their short-term nature.
Financial Assets and Liabilities Not Carried at Fair Value

The carrying amounts and fair value hierarchy classification of our significant financial assets and liabilities not carried at fair value as of December 31, 2021 and 2020 are as follows:

	December 31, 2021
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	261	—	—	245	245
Equity investments	11	—	—	11	11
Liabilities:
Jackpot liabilities	196	—	—	184	184
Debt (1)	6,477	—	6,792	—	6,792

	December 31, 2020
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	316	—	—	313	313
Equity investments	12	—	—	12	12
Liabilities:
Jackpot liabilities	219	—	—	211	211
Debt (1)	8,243	—	8,702	—	8,702
(1) Excludes short-term borrowings and swap adjustments.
Level 3 equity investments are measured at cost, less impairment, plus or minus changes resulting from observable price changes, which approximates fair value.